UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 06/30/18

Item 1. Schedule of Investments.

FRANKLIN ETF TRUST

Statement of Investments, June 30, 2018 (unaudited)
Franklin Liberty Short Duration U.S. Government ETF

	Principal
	Amount	Value

U.S. Government and Agency Securities 31.1%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$51,937	$50,378
Federal Farm Credit Banks, 2.07%, 1/04/21	3,000,000	2,956,758
FHLB, 1.375%, 6/12/20	1,400,000	1,367,764
FHLMC, 1.375%, 5/01/20	1,525,000	1,493,881
FHLMC, 2.375%, 1/13/22	1,000,000	987,176
FICO, D-P, Strip, 9/26/19	1,585,000	1,536,764
FICO, E-P, Strip, 11/02/18	225,000	223,299
FNMA, 2.625%, 9/06/24	350,000	344,348
FNMA, 6.625%, 11/15/30	250,000	336,790
FNMA, 7.125%, 1/15/30	250,000	344,523
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,229,672
Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,689,063
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 2.549%, (3-Month USD LIBOR +
0.23%), 2/28/25	1,162,412	1,158,162
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	271,582
Petroleos Mexicanos, 2.378%, 4/15/25	980,000	958,125
Private Export Funding Corp.,
secured note, 4.30%, 12/15/21	1,500,000	1,568,933
secured note, LL, 2.25%, 3/15/20	1,600,000	1,589,277
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,531,739
Reliance Industries Ltd., 2.512%, 1/15/26	1,500,000	1,470,874
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	830,176
Tayarra Ltd., 3.628%, 2/15/22	661,304	670,127
Tunisia Government Agency for International Development Bonds, 1.416%, 8/05/21	3,038,000	2,941,392
U.S. Treasury Note,
1.25%, 1/31/20	2,000,000	1,961,914
1.375%, 1/15/20	4,000,000	3,933,047
1.375%, 5/31/20	2,000,000	1,957,031
1.375%, 8/31/20	1,500,000	1,462,969
1.375%, 10/31/20	1,500,000	1,459,248
1.50%, 4/15/20	1,500,000	1,473,516
1.50%, 7/15/20	2,000,000	1,958,867
1.625%, 11/30/20	1,500,000	1,466,338
2.25%, 2/15/21	1,600,000	1,585,938
2.625%, 11/15/20	2,000,000	2,001,953
[b]Index Linked, 0.125%, 7/15/24	2,427,213	2,359,841
[b]Index Linked, 0.625%, 7/15/21	2,223,580	2,232,134
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	119,698
Zarapito Leasing LLC, 2.628%, 11/12/26	2,217,801	2,178,356
Total U.S. Government and Agency Securities (Cost $52,324,599)		51,701,653

Mortgage-Backed Securities 70.7%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 24.7%
FHLMC, 2.191%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,460,472	1,462,579
FHLMC, 2.231%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,500,000	1,502,721
FHLMC, 2.251%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,499,805	1,504,589
FHLMC, 2.301%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	284,952	285,353
FHLMC, 2.331%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,972,440	1,975,131
FHLMC, 2.351%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,989,614	1,992,198
FHLMC, 2.361%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	2,132,926	2,137,523
FHLMC, 2.371%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	2,072,282	2,078,191
FHLMC, 2.381%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	305,931	306,571

libertyshares.com                                                                                         Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.381%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	$1,525,175	$1,528,207
FHLMC, 2.421%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	2,384,653	2,403,912
FHLMC, 3.10%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	124,321	130,128
FHLMC, 3.109%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	59,254	62,126
FHLMC, 3.296%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	360,857	373,609
FHLMC, 3.332%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	366,255	385,800
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	10,793	11,326
FHLMC, 3.422%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	202,597	214,657
FHLMC, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	114,350	118,577
FHLMC, 3.427%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	120,431	125,697
FHLMC, 3.429%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	11,567	12,254
FHLMC, 3.431%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	92,549	98,028
FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	23,134	24,090
FHLMC, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	43,470	45,338
FHLMC, 3.443%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	4,167	4,361
FHLMC, 3.445%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	29,809	31,196
FHLMC, 3.465%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	236,876	250,765
FHLMC, 3.466%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	50,450	53,247
FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	201,165	212,092
FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	275,258	290,673
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	30,423	32,161
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	22,079	23,354
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	64,239	67,957
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	162,157	171,110
FHLMC, 3.508%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	8,337	8,472
FHLMC, 3.521%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	19,421	20,561
FHLMC, 3.555%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	25,773	27,046
FHLMC, 3.557%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	107,426	112,570
FHLMC, 3.573%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	103,466	108,349
FHLMC, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	18,755	19,639
FHLMC, 3.578%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	277	281
FHLMC, 3.594%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	42,688	45,041
FHLMC, 3.599%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	275,249	289,021
FHLMC, 3.615%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	133,500	137,653
FHLMC, 3.618%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	798,924	837,420
FHLMC, 3.634%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	37,447	39,291
FHLMC, 3.636%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	423,462	443,762
FHLMC, 3.639%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	276,322	289,699
FHLMC, 3.652%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	17,742	18,698
FHLMC, 3.655%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	52,783	55,764
FHLMC, 3.657%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	211,745	225,404
FHLMC, 3.659%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	83,687	89,067
FHLMC, 3.664%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,543	1,570
FHLMC, 3.671%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	12,678	13,364
FHLMC, 3.681%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,518,409	1,594,949
FHLMC, 3.682%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,038	1,089
FHLMC, 3.685%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	116,316	122,566
FHLMC, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	311,798	324,961
FHLMC, 3.693%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	399,312	420,373
FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	438,265	461,796
FHLMC, 3.696%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,891	5,118
FHLMC, 3.698%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	227,260	240,274
FHLMC, 3.701%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	772,150	809,496

libertyshares.com                                                                                                  Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	$66,556	$69,370
FHLMC, 3.715%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	676,339	710,297
FHLMC, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	747,305	789,464
FHLMC, 3.722%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,624,049	1,699,099
FHLMC, 3.732%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	327,840	346,034
FHLMC, 3.734%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	59,958	63,193
FHLMC, 3.749%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	597,888	630,719
FHLMC, 3.753%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	30,186	31,900
FHLMC, 3.758%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	810,025	848,184
FHLMC, 3.763%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,259	1,320
FHLMC, 3.769%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	223,643	234,585
FHLMC, 3.773%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	453,655	474,324
FHLMC, 3.80%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	27,215	28,834
FHLMC, 3.806%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	26,222	27,697
FHLMC, 3.81%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	89,298	94,227
FHLMC, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,874,834	1,980,377
FHLMC, 3.817%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	406,167	432,821
FHLMC, 3.822%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	805,422	846,853
FHLMC, 3.824%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	303,496	317,367
FHLMC, 3.826%, (12-Month USD LIBOR +/- MBS Margin), 8/01/41	872,289	915,125
FHLMC, 3.839%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,799	2,936
FHLMC, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	87,341	91,880
FHLMC, 3.849%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	244,364	257,408
FHLMC, 3.857%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	185,435	196,377
FHLMC, 3.867%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	704,830	738,086
FHLMC, 3.871%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	83,845	88,423
FHLMC, 3.892%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	1,357,687	1,428,280
FHLMC, 3.904%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	52,852	55,311
FHLMC, 3.932%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	58,350	61,582
FHLMC, 3.947%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	8,110	8,497
FHLMC, 3.955%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	14,792	15,519
FHLMC, 3.962%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	97,735	102,980
FHLMC, 4.012%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	138,666	146,692
FHLMC, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	4,351	4,497
FHLMC, 4.084%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	5,356	5,517
FHLMC, 4.146%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	26,543	28,079
FHLMC, 4.168%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	8,293	8,735
FHLMC, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	418,636	445,454
FHLMC, 4.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	56,142	59,068
FHLMC, 4.256%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	15,746	16,483
FHLMC, 4.275%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	6,387	6,731
FHLMC, 5.496%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,619	1,626
		40,990,766

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.5%
FHLMC, 2.396%, 6/25/22	1,500,000	1,466,176
FHLMC, 2.51%, 11/25/22	1,585,000	1,551,908
FHLMC, 2.573%, 9/25/22	1,008,000	989,330
FHLMC, 2.637%, 1/25/23	915,000	902,330
FHLMC, 3.06%, 7/25/23	1,590,000	1,588,037
FHLMC, 3.25%, 4/25/23	1,200,000	1,209,314
FHLMC, 3.30%, 4/25/23	1,250,000	1,262,713
FHLMC, 3.31%, 5/25/23	1,600,000	1,616,570

libertyshares.com                                                                                                    Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC, 3.32%, 2/25/23	$1,250,000	$1,263,768
FHLMC, 3.458%, 8/25/23	1,562,000	1,587,785
FHLMC, 3.481%, 4/25/24	1,997,472	2,025,223
FHLMC, 3.49%, 1/25/24	1,500,000	1,528,220
FHLMC, 3.527%, 10/25/23	2,000,000	2,040,725
FHLMC, 3.531%, 7/25/23	1,500,000	1,529,591
[d] FHLMC, 4.00%, 8/15/48	1,750,000	1,780,695
		22,342,385

[c] Federal National Mortgage Association (FNMA) Adjustable Rate 25.6%
FNMA, 2.691%, (11th District COF +/- MBS Margin), 8/01/29	37,345	37,265
FNMA, 2.702%, (11th District COF +/- MBS Margin), 8/01/37	1,266,841	1,282,558
FNMA, 2.901%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	1,066	1,106
FNMA, 2.952%, (1 Year CMT +/- MBS Margin), 1/01/31	22,521	22,332
FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 6/01/40	81,177	83,614
FNMA, 2.957%, (1 Year CMT +/- MBS Margin), 11/01/40	25,358	25,550
FNMA, 2.976%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	257	260
FNMA, 3.118%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	94,988	98,856
FNMA, 3.181%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	6,890	7,019
FNMA, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	116,085	120,932
FNMA, 3.215%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	8,027	8,191
FNMA, 3.228%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	32,398	33,727
FNMA, 3.23%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	36,825	38,742
FNMA, 3.23%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	6,913	7,122
FNMA, 3.266%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	3,925	3,980
FNMA, 3.271%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	4,000	4,169
FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	11,596	11,995
FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	9,075	9,482
FNMA, 3.322%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	35,423	37,066
FNMA, 3.328%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	169,906	179,871
FNMA, 3.35%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	150,102	157,859
FNMA, 3.358%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	128,663	135,908
FNMA, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	43,792	45,730
FNMA, 3.362%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,350	2,449
FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	39,352	41,292
FNMA, 3.373%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	15,179	15,890
FNMA, 3.38%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,405	5,490
FNMA, 3.389%, (1 Year CMT +/- MBS Margin), 11/01/35	40,988	42,491
FNMA, 3.39%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	15,808	16,577
FNMA, 3.393%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	213,500	221,253
FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	12,744	13,394
FNMA, 3.402%, (1 Year CMT +/- MBS Margin), 10/01/35	318,463	330,527
FNMA, 3.409%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	993	1,028
FNMA, 3.423%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	323,055	340,926
FNMA, 3.423%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	441,912	464,966
FNMA, 3.434%, (1 Year CMT +/- MBS Margin), 11/01/35	53,055	55,137
FNMA, 3.44%, (6-Month US T-Bill +/- MBS Margin), 1/01/20	230	231
FNMA, 3.44%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	65,882	68,937
FNMA, 3.445%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	26,880	27,826
FNMA, 3.447%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,415	6,659
FNMA, 3.451%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,661	2,756
FNMA, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	65,193	68,451
FNMA, 3.456%, (1 Year CMT +/- MBS Margin), 11/01/35	47,228	49,244

libertyshares.com                                                                                              Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.464%, (1 Year CMT +/- MBS Margin), 11/01/35	$152,671	$158,796
FNMA, 3.469%, (1 Year CMT +/- MBS Margin), 11/01/35	369,657	384,628
FNMA, 3.47%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	85,763	89,591
FNMA, 3.471%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	28,697	30,100
FNMA, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	20,780	21,216
FNMA, 3.476%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	256,968	265,471
FNMA, 3.478%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	18,679	19,351
FNMA, 3.481%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	121,909	128,272
FNMA, 3.483%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	90,846	95,427
FNMA, 3.485%, (1 Year CMT +/- MBS Margin), 11/01/35	44,124	46,150
FNMA, 3.494%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	117,870	122,618
FNMA, 3.494%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	7,026	7,292
FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	81,234	85,503
FNMA, 3.505%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	7,091	7,467
FNMA, 3.514%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	41,641	43,604
FNMA, 3.516%, (1 Year CMT +/- MBS Margin), 11/01/35	120,592	125,751
FNMA, 3.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	13,741	14,329
FNMA, 3.518%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,986	2,043
FNMA, 3.519%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	10,378	10,993
FNMA, 3.519%, (1 Year CMT +/- MBS Margin), 11/01/35	58,567	61,033
FNMA, 3.524%, (1 Year CMT +/- MBS Margin), 11/01/35	56,342	58,751
FNMA, 3.525%, (1 Year CMT +/- MBS Margin), 10/01/35	880,039	917,869
FNMA, 3.528%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	33,277	35,320
FNMA, 3.532%, (1 Year CMT +/- MBS Margin), 11/01/35	239,451	249,276
FNMA, 3.536%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	2,631	2,691
FNMA, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	4,303	4,570
FNMA, 3.54%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	1,163,070	1,207,502
FNMA, 3.542%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	15,143	15,932
FNMA, 3.546%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	90,317	95,440
FNMA, 3.547%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	9,356	9,608
FNMA, 3.558%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	12,921	13,780
FNMA, 3.564%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	298,226	310,939
FNMA, 3.568%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	61,588	64,518
FNMA, 3.589%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	78,645	82,807
FNMA, 3.592%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	272,884	284,927
FNMA, 3.598%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	180,359	188,582
FNMA, 3.604%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	107,008	112,996
FNMA, 3.608%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	3,057	3,207
FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	187,005	195,982
FNMA, 3.612%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	242,646	255,464
FNMA, 3.617%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	482,900	508,039
FNMA, 3.618%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	130,090	137,100
FNMA, 3.62%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,574	1,658
FNMA, 3.632%, (11th District COF +/- MBS Margin), 10/01/27	444	441
FNMA, 3.636%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	2,620	2,695
FNMA, 3.637%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	307,586	323,141
FNMA, 3.644%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	14,815	15,429
FNMA, 3.66%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	3,338	3,463
FNMA, 3.674%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	1,110,535	1,165,933
FNMA, 3.677%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	147,184	155,063
FNMA, 3.687%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	37,084	38,450
FNMA, 3.687%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	965,942	1,017,487
FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	69,966	73,785

libertyshares.com                                                                                                     Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.695%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	$581,954	$601,158
FNMA, 3.695%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	652,462	685,230
FNMA, 3.696%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	47,300	49,036
FNMA, 3.697%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	5,717	5,995
FNMA, 3.703%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	95,437	100,518
FNMA, 3.706%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	23,320	24,520
FNMA, 3.709%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	13,920	14,674
FNMA, 3.711%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	8,887	9,217
FNMA, 3.717%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,477,623	2,614,568
FNMA, 3.721%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	603,911	634,508
FNMA, 3.728%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	282,288	298,309
FNMA, 3.729%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	17,305	18,201
FNMA, 3.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	54,786	58,241
FNMA, 3.735%, (12-Month USD LIBOR +/- MBS Margin), 12/01/43	2,482,787	2,601,914
FNMA, 3.74%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	236,302	248,519
FNMA, 3.751%, (1 Year CMT +/- MBS Margin), 5/01/36	139,010	146,061
FNMA, 3.751%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	78,384	82,800
FNMA, 3.756%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	1,592,225	1,681,718
FNMA, 3.757%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	180,499	188,539
FNMA, 3.763%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	147,180	154,031
FNMA, 3.768%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	7,552	7,638
FNMA, 3.781%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	637,890	673,273
FNMA, 3.782%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	264,757	278,546
FNMA, 3.784%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	13,393	14,018
FNMA, 3.787%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	66,729	70,254
FNMA, 3.789%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	53,430	55,333
FNMA, 3.796%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	78,991	82,976
FNMA, 3.80%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	335,447	353,718
FNMA, 3.801%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	412,363	434,849
FNMA, 3.805%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	3,778	3,906
FNMA, 3.808%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	350,563	369,573
FNMA, 3.813%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	483,712	498,104
FNMA, 3.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,332	8,645
FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	11,787	12,276
FNMA, 3.825%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	57,548	60,655
FNMA, 3.834%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	807,909	850,031
FNMA, 3.836%, (1 Year CMT +/- MBS Margin), 10/01/36	120,876	127,369
FNMA, 3.838%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	43,937	46,982
FNMA, 3.84%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	47,799	50,429
FNMA, 3.84%, (1 Year CMT +/- MBS Margin), 9/01/36	90,125	95,077
FNMA, 3.844%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,612,021	2,753,646
FNMA, 3.849%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	9,378	9,709
FNMA, 3.851%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	181,120	191,504
FNMA, 3.852%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	625,723	656,904
FNMA, 3.857%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	15,165	15,797
FNMA, 3.86%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	191,545	201,917
FNMA, 3.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	87,785	92,242
FNMA, 3.865%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,875,488	1,981,234
FNMA, 3.866%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	14,801	15,327
FNMA, 3.871%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	15,710	16,256
FNMA, 3.895%, (12-Month USD LIBOR +/- MBS Margin), 3/01/40	1,565,707	1,656,479
FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	374,821	395,304
FNMA, 3.903%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	7,134	7,381

libertyshares.com                                                                                                     Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.903%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	$40,907	$42,949
FNMA, 3.907%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	259,389	272,244
FNMA, 3.925%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,947	9,113
FNMA, 3.929%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	32,953	34,631
FNMA, 3.937%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	331,239	343,437
FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	98,405	104,497
FNMA, 3.976%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,625	2,702
FNMA, 3.984%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	160,228	168,181
FNMA, 4.003%, (12-Month USD LIBOR +/- MBS Margin), 10/01/38	1,893,541	2,002,048
FNMA, 4.004%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	16,736	17,313
FNMA, 4.006%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	187,359	195,447
FNMA, 4.023%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	384,743	403,337
FNMA, 4.033%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	147,207	154,988
FNMA, 4.038%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	550,564	575,653
FNMA, 4.04%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	20,177	21,123
FNMA, 4.045%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	21,619	22,385
FNMA, 4.057%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	93,690	97,418
FNMA, 4.067%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	81,874	86,393
FNMA, 4.094%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	17,485	18,410
FNMA, 4.108%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,300	1,363
FNMA, 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	9,170	9,576
FNMA, 4.136%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	241,842	255,296
FNMA, 4.15%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,427	1,446
FNMA, 4.155%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	157,932	165,942
FNMA, 4.189%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	300,124	314,817
FNMA, 4.193%, (11th District COF +/- MBS Margin), 8/01/28	27,619	29,171
FNMA, 4.208%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	73,019	76,838
FNMA, 4.215%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	10,465	11,135
FNMA, 4.24%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	21,567	22,386
FNMA, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	69,013	72,834
FNMA, 4.288%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	67,712	71,560
FNMA, 4.337%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	64,962	68,467
FNMA, 4.392%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	639,092	672,560
FNMA, 4.399%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	37,548	40,370
FNMA, 4.465%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	48,586	51,342
FNMA, 4.48%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	245,473	259,503
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	118,295	119,542
FNMA, 5.375%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	925	958
		42,523,822

Federal National Mortgage Association (FNMA) Fixed Rate 5.0%
FNMA, 3.00%, 2/01/32	3,603,593	3,584,411
FNMA, 3.00%, 1/01/33	2,001,060	1,990,995
[d]FNMA, 3.50%, 8/01/31	1,500,000	1,516,246
[d]FNMA, 4.00%, 8/01/46	1,250,000	1,272,559
		8,364,211

libertyshares.com                                                                                              Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA, 3.50%, 10/20/47	$3,182,214	$3,197,288
Total Mortgage-Backed Securities (Cost $118,763,958)		117,418,472
Total Investments before Short Term Investments
(Cost $171,088,557)		169,120,125

	Shares

Short Term Investments (Cost $531,918) 0.3%
Money Market Funds 0.3%
[e,f]Institutional Fiduciary Trust Money Market Portfolio, 1.51%	531,918	531,918
Total Investments (Cost $171,620,475) 102.1%		169,652,043
Other Assets, less Liabilities (2.1)%		(3,499,793)
Net Assets 100.0%		$166,152,250

    aThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
    bPrincipal amount of security is adjusted for inflation.
    cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
    dSecurity purchased on a to-be-announced (TBA) basis.
   eThe rate shown is the annualized seven-day effective yield at period end.
    fSee Note 6 regarding investments in affiliated management investment companies

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 4.

Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Value*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	103	$11,702,570	9/28/18	$25,940
U.S. Treasury 10 Yr. Note	Short	77	9,254,438	9/19/18	8,229
U.S. Treasury Ultra 10 Yr. Note	Short	13	1,667,047	9/19/18	(10,378)
Total Futures Contracts					$23,791

* As of period end.

Abbreviations
Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

libertyshares.com                                                                                                       Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. SECURITES PURCHASED ON A TBA BASIS

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

5. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change
	Shares Held			Shares Held	Value at			in Unrealized
	at Beginning	Gross	Gross	at End	End of	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 1.51%	444,815	31,558,314	(31,471,211)	531,918	$531,918	$8,329	$ -	$ -

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs ar e used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$51,701,653	$-	$51,701,653
Mortgage-Backed Securities	-	117,418,472	-	117,418,472
Short Term Investments	531,918	-	-	531,918
Total Investments in Securities	$531,918	$169,120,125	$-	$169,652,043
Other Financial Instruments:
Futures Contracts	$34,169	$-	$-	$34,169

Liabilities:
Other Financial Instruments:
Futures Contracts	$10,378	$-	$-	$10,378

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date August 24, 2018

By    /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date August 24, 2018